Leases (Tables)	12 Months Ended
Mar. 31, 2022
Summary of the movements in the carrying value of right of use assets

	Buildings	Motor vehicles	Others	Total
Balance as of April 1, 2020	521,534	950	15,938	538,422
Additions	21,428	-	-	21,428
Deletions	(21,110)	(974)	-	(22,084)
Depreciation (Refer note 13)	(79,967)	-	(7,969)	(87,936)
Effects of movements in foreign exchange rates	(14)	24	-	10
Balance as of March 31, 2021	441,871	-	7,969	449,840
Additions	-	-	-	-
Deletions#	(157,509)	-	-	(157,509)
Depreciation (Refer note 13)	(54,674)	-	(7,969)	(62,643)
Effects of movements in foreign exchange rates	22	-	-	22
Balance as of March 31, 2022	229,710	-	-	229,710

Schedule of amounts recognised in profit or loss

The following are the amounts recognised in profit or loss:

	March 31,
	2021	2022
Depreciation expense of right-of-use asset (Refer note 13)	87,936	62,643
Interest expense on lease liabilities (Refer note 16)	72,033	43,871
Expense relating to short-term leases (Refer note 12)	9,418	2,330
Total amount recognised in profit or loss	169,387	108,844

Schedule of lease liabilities by classification

The following is the break-up of current and non-current lease liabilities as of March 31, 2021 and March 31, 2022:

	March 31,
	2021	2022
Current lease liabilities	75,182	38,991
Non-current lease liabilities	427,786	230,668
Total	502,968	269,659

Schedule of carrying amounts of lease liabilities and the movements during the period

The following is the movement in lease liabilities during the year ended March 31, 2021 and March 31, 2022:

	March 31,
	2021	2022
Balance as of April 1	539,628	502,968
Additions	20,250	-
Finance cost accrued during the period (Refer note 16)	72,033	43,871
Deletions#	(25,251)	(174,505)
Payment of lease liabilities*	(81,656)	(94,213)
Leases/rent concession (refer note 10)	(22,036)	(8,485)
Effects of movements in foreign exchange rates	-	23
Balance as of March 31	502,968	269,659

Schedule of contractual maturities of lease liabilities

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2021 and March 31, 2022 on an undiscounted basis:

	March 31,
	2021	2022
Less than one year	141,788	74,457
One to five years	403,298	239,584
More than five years	237,984	84,618
Total	783,070	398,659